Other liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Other liabilities
As at June 30, 2023 and December 31, 2022, other liabilities included the following:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Uncertain tax provisions	169	85
Unfavorable drilling contracts	89	70
Accrued expenses	80	124
Contract liabilities	70	61
Employee withheld taxes, social security and vacation payments	32	47
Taxes payable	24	29
Deposit received on Tender-Assist Units sale	17	—
Lease liabilities	7	9
Accrued interest expense	2	4
Other liabilities	56	67
Total other liabilities	546	496
Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Other current liabilities	295	306
Other non-current liabilities	251	190
Total other liabilities	546	496

Movement in unfavorable drilling contracts (Predecessor)
The following table summarizes the movement in unfavorable drilling contracts and management services contracts for the six months ended June 30, 2023:

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2023	85	(15)	70
Amortization	—	(6)	(6)
As at March 31, 2023	85	(21)	64
Aquadrill acquisition	49	—	49
Amortization	—	(24)	(24)
As at June 30, 2023	134	(45)	89
The following table summarizes the movement in unfavorable drilling contracts and management services contracts for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through June 30, 2022 (Successor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	66	(60)	6

Balance before reorganization and fresh start adjustments	66	(60)	6
Fresh Start accounting	19	60	79
As at February 22, 2022 (Predecessor)	85	—	85
As at February 23, 2022 (Successor)	85	—	85
Amortization	—	(3)	(3)
As at March 31, 2022 (Successor)	85	(3)	82
Amortization	—	(5)	(5)
As at June 30, 2022 (Successor)	85	(8)	77

Amounts relating to unfavorable contracts that Is expected to be amortized	The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	Remainder of 2023	2024	2025	2026 and thereafter	Total
Amortization of unfavorable contracts	37	30	19	3	89